BUSINESS SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2010
Business Segment Information (Tables) [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	12/31/2010
	Commercial Bank	Itaú BBA	Consumer Credit	Corporation and Treasury	Consolidated segments on a management reporting basis (*)	Adjustments and reclassifications (****)	Consolidated US GAAP
Net interest income with clients	26,646	4,601	9,405	-	40,633	(40,633)	-
Net interest income with corporation	-	-	-	4,029	4,029	(4,029)	-
Net interest income with the market	418	-	-	(418)	-	-	-
Net interest income	27,064	4,601	9,405	3,611	44,662	(1,117)	43,545
Provision for loan and lease losses	(7,915)	186	(3,913)	(18)	(11,660)	(211)	(11,871)
Income from insurance premiums, income on private retirement plans and on capitalization plans, net	1,871	-	284	502	2,658	(1,427)	1,231
Fee and commission income	9,220	1,932	5,953	382	17,463	(833)	16,630
Non-interest expenses (**)	(19,700)	(2,242)	(7,137)	(1,597)	(30,657)	(10,248)	(40,905)
Equity in earnings (losses) of unconsolidated companies, and net gain on transactions of foreign subsidiaries	19	(5)	-	210	224	(367)	(143)
Trading income (losses)	-	-	-	-	-	2,275	2,275
Net gain (loss) on sale of available-for-sale securities	-	-	-	-	-	220	220
Net gain on foreign currency transactions	-	-	-	-	-	2,311	2,311
Tax expenses for ISS, PIS and COFINS	(2,139)	(388)	(1,014)	(344)	(3,885)	3,885	-
Other non-interest income	495	(82)	84	154	641	2,894	3,535
Income before taxes on income	8,915	4,002	3,662	2,900	19,446	(2,618)	16,828
Taxes on income	(2,536)	(1,035)	(1,078)	(590)	(5,238)	301	(4,937)
Profit sharing	(100)	(124)	(26)	(12)	(261)	261	-
Net income	6,279	2,843	2,558	2,298	13,947	(2,056)	11,891
Noncontrolling interest	-	-	-	(971)	(924)	100	(824)
Net income attributable to Itaú Unibanco	6,279	2,843	2,558	1,327	13,023	(1,956)	11,067
Identifiable assets (***)	531,903	209,988	93,829	69,719	755,112	(8,532)	746,580
(*) The result per segment is disclosed based on managerial criteria. Such information excludes certain results which are considered not related to the core business by our management that, although excluded for managerial purposes, were recognized in our financial statements prepared according to the accounting practice adopted in Brazil. The amounts of these results which were not considered in the segment information above are :
(i) Partial reversal of the additional allowance for loan an lease losses R$ 1,038 million; (ii) effect of refis R$ 145 million; (iii) provision for losses arising from economic plans that were in effect during the 1980’s R$ (467) million; (iv) Tax contingencies R$(380) million ; (v) Employee benefits R$ (35) million.
(**) Includes salaries and employee benefits, administrative expenses, depreciation of premises and equipment, amortization of intangible assets and other non-interest expenses, except for taxes on services (ISS) and certain taxes on revenue (PIS and COFINS).
(***) The balance of identifiable assets corresponds to the balance of the segment total assets (Current assets, Long-term assets and Permanent assets). The consolidated segment does not represent the total amount of each segment due to intercompany transactions which were eliminated in the financial statements.
(****) The information on segments based on management reports is different from information under US GAAP because: (i) lines are different when both sets of information are compared, and (ii) results are measured on different basis. As previously explained, managerial information is based on accounting practices adopted in Brazil, except for exclusion of certain items described in item (*).
The most significant differences when measuring net income based on managment reports and under US GAAP, net of tax effects, are as follows:
(a) Difference in the allowance for loan losses, as compared to that recognized in accordance with BR GAAP, of R$ 703 million, (b) under US GAAP, amortization of intangible assets corresponding to business acquired, in the amount of  R$ (2,156) million, including the impairment of UBB brands, in the amount of R$ (272) million, (c) loss on exchange variation on available-for-sale securities and the translation of foreign subsidiaries that are not recognized in income under US GAAP, in the amount of  R$ 617 million, (d) stock options expenses, under US GAAP, higher than those in accordance with BR GAAP by R$ (66) million, (e) market adjustments of UPS options in R$ (142) million, (f) adjustment of excess portion of deferred tax assets differs from that under BRGAAP by R$ (336) million, and (g) other differences in measurement criteria that totaled R$ (617) million.

	12/31/2009
	Commercial Bank	Itaú BBA	Consumer Credit	Corporation and Treasury	Consolidated segments on a management reporting basis (*)	Adjustments and reclassifications (****)	Consolidated US GAAP
Net interest income with clients	22,316	4,075	10,767	-	37,158	(37,158)	-
Net interest income with corporation	1,934	-	-	(1,934)	-	-	-
Net interest income with the market	-	-	-	5,621	5,621	(5,621)	-
Net interest income	24,250	4,075	10,767	3,687	42,779	(2,088)	40,691
Provision for loan and lease losses	(8,856)	(1,150)	(5,786)	1,627	(14,165)	(1,207)	(15,372)
Income from insurance premiums, income on private retirement plans and on capitalization plans, net	2,238	1	82	111	2,432	(752)	1,680
Fee and commission income	8,219	1,491	5,557	(40)	15,227	(1,748)	13,479
Non-interest expenses (**)	(17,089)	(1,474)	(6,456)	(787)	(25,806)	(10,036)	(35,842)
Equity in earnings (losses) of unconsolidated companies, and net gain on transactions of foreign subsidiaries	-	2	-	176	178	(3,577)	(3,399)
Trading income (losses)	-	-	-	-	-	9,284	9,284
Net gain (loss) on sale of available-for-sale securities	-	-	-	-	-	211	211
Net gain on foreign currency transactions	-	-	-	-	-	2,619	2,619
Tax expenses for ISS, PIS and COFINS	(1,954)	(287)	(1,014)	(212)	(3,467)	3,467	-
Other non-interest income	717	(129)	122	12	722	9,388	10,110
Income before taxes on income	7,525	2,529	3,272	4,574	17,900	5,561	23,461
Taxes on income	(2,067)	(527)	(921)	(1,335)	(4,850)	(3,999)	(8,849)
Profit sharing	(1,079)	(289)	(146)	(181)	(1,695)	1,695	-
Net income	4,379	1,713	2,205	3,058	11,355	3,257	14,612
Noncontrolling interest	-	-	-	(864)	(864)	337	(527)
Net income attributable to Itaú Unibanco	4,379	1,713	2,205	2,194	10,491	3,594	14,085
Identifiable assets – 12/31/2009 (***)	424,079	153,086	74,538	56,121	608,273	(9,185)	599,088
(*) The result per segment is disclosed based on managerial criteria. Such information excludes certain results which are considered not related to the core business by our management that, although excluded for managerial purposes, were recognized in our financial statements prepared according to the accounting practice adopted in Brazil. The amounts of these results which were not considered in the segment information above are : (i) setting-up of a provision for losses arising from the economic plans that were in effect during the 1980’s R$ (191) million; (ii) gain on sales of unconsolidated companies R$ 228 million; (iii) amortization of goodwill R$ (390) million; (iv) recognition of the impact from the change in the strategic partnership established between Itaú Unibanco and Companhia Brasileira de Distribuição - CBD R$ (363) million ; (v) effect of refis R$ 292 million.
(**) Includes salaries and employee benefits, administrative expenses, depreciation of premises and equipment, amortization of intangible assets and other non-interest expenses, except for taxes on services (ISS) and certain taxes on revenue (PIS and COFINS).
(***) The balance of identifiable assets corresponds to the balance of the segment total assets (Current assets, Long-term assets and Permanent assets). The consolidated segment does not represent the total amount of each segment due to the intercompany transactions which were eliminated in the financial statements.
(****) The information on segments based on management reports is different from information under US GAAP because: (i) lines are different when both sets of information are compared, and (ii) results are measured on different basis. As previously explained, managerial information is based on accounting practices adopted in Brazil, except for exclusion of certain items described in item (*). The most significant differences in the measurement of net income between management reports and US GAAP, net of tax effects, are as follows :
(a) Difference in allowance for loan losses as compared to the amount recognized under BR GAAP for R$ 468 million, (b) under BR GAAP goodwill has been amortized for the amount of R$ 543 million, (c) under US GAAP a remeasurement gain has been recognized for the equity interest in Redecard of R$ 2,717 million and a gain on exchange of insurance operations in the amount of R$ 562 million, (d) a bargain purchase gain has been recognized amounting to R$ 830 million under US GAAP, (e) under US GAAP intangible assets corresponding to business acquired are amortized for an amount of R$ (1,611) million, (f) foreign exchange loss on available for sale securities and translation of subsidiaries abroad is not recognized in income for US GAAP and amounted to R$ 1,583 million, (g) stock option expense under US GAAP is higher than under BR GAAP for R$ (502) million, (h) market adjustments of UPS options in R$ (23) million, (i) adjustment of excess portion of deferred tax assets differs from that under BRGAAP  by R$ (224) million, and (j) other difference in measurement criteria amounting to R$ (749) million.

	12/31/2008
	Commercial Bank	Itaú BBA	Consumer Credit	Corporation and Treasury	Consolidated segments on a management reporting basis (*)	Adjustments and reclassifications	Consolidated US GAAP
Net interest income with clients	14,023	2,694	5,819	772	23,308	(23,308)	-
Net interest income with the market	-	-	-	1,203	1,203	(1,203)	-
Net interest income	14,023	2,694	5,819	1,975	24,511	(3,370)	21,141
Provision for loan and lease losses	(4,091)	(454)	(2,696)	-	(7,241)	(2,120)	(9,361)
Income from insurance premiums, income on private retirement plans and on capitalization plans, net	1,260	-	78	-	1,338	(722)	616
Fee and commission income	8,069	640	1,586	-	10,295	(1,354)	8,941
Non-interest expenses (**)	(12,410)	(962)	(2,519)	(74)	(15,965)	(4,745)	(20,710)
Equity in earnings (losses) of unconsolidated companies, and net gain on transactions of foreign subsidiaries	-	13	-	168	181	2,231	2,412
Trading income (losses)	-	-	-	-	-	(2,843)	(2,843)
Net gain (loss) on sale of available-for-sale securities	-	-	-	-	-	(114)	(114)
Net gain on foreign currency transactions	-	-	-	-	-	1,059	1,059
Tax expenses for ISS, PIS and COFINS	(1,269)	(204)	(500)	(196)	(2,169)	2,169	-
Other non-interest income	591	(48)	116	33	692	1,711	2,403
Income before taxes on income	6,173	1,679	1,884	1,906	11,642	(8,098)	3,544
Taxes on income	(1,623)	(426)	(559)	(392)	(3,000)	4,334	1,334
Profit sharing	(527)	(164)	(59)	-	(750)	750	-
Net income	4,023	1,089	1,266	1,514	7,892	(3,014)	4,878
Noncontrolling interest	-	-	-	(174)	(174)	145	(29)
Net income attributable to Itaú Unibanco	4,023	1,089	1,266	1,340	7,718	(2,869)	4,849
Identifiable assets (***)	358,158	139,007	52,315	11,110	450,693	(49,318)	401,375
(*) The result per segment is disclosed based on managerial criteria. Such information exclude certain results which are considered not related to the core business by our management that, although excluded for managerial purposes, were recognized in our financial statements prepared according to the accounting practice adopted in Brazil. The amounts of these results which were not considered in the segment information above are :
(i) Recognition of additional allowance for loans losses of R$ (3,089) million, (ii) setting-up of provision for losses arising from economic plans established in 1980's of R$ (174) million, (iii) effects of sale of interests in unconsolidated companies of R$ 233 million, (iv) sale of interest and impairment of investment by BPI on Banco Comercial Português of R$ (29) million, (v) amortization of goodwill of R$ (223) million, (vi) Effects of the adoption of Law No. 11,638 of R$ (136) million, (vii) gain recognized under accounting practices adopted in Brazil for the transaction with Unibanco of R$ 5,183 million, (viii) recognition of integration and restructuring provisions of R$ (888) million, (ix) Equalization of accounting criteria related with the transaction with Unibanco of R$ (1,414) million, (x) net income of Unibanco for the fourth quarter of 2008 of R$ 652 million, and (xi) other non-recurring events of R$ (30) million.
(**) Includes salaries and employee benefits, administrative expenses, depreciation of premises and equipment, amortization of intangible assets and other non-interest expenses, except for taxes on services (ISS) and certain taxes on revenue (PIS and COFINS).
(***) The balance of identifiable assets corresponds to the balance of the segment total assets (Current assets, Long-term assets and Permanent assets). The consolidated segment does not represent the total amount of each segment due to the intercompany transactions which were eliminated in the financial statements.

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
Revenue from operations outside Brazil

	12/31/2010	12/31/2009	12/31/2008
Net interest income	2,377	3,320	5,403
Fee and commission income	881	627	604
Total revenue from external customers	3,258	3,947	6,007
Investments in unconsolidated companies and premises and equipment, net	1,227	1,420	1,601